Concentration of Credit Risk	12 Months Ended
Mar. 31, 2019
Successor [Member]
Concentration of Credit Risk

Note 15 - Concentration of Credit Risk

Financial instruments that potentially subject the Company to credit risk consist primarily of accounts receivables. The Company does not require collateral or other security to support these receivables. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth the concentration of customers:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Percentage of the Company’s sales
Customer A	23%	24%	27%	15%
Customer B	16%	17%	21%	13%
Customer C	13%	16%	17%	-
Customer D	11%	-	10%	-
	63%	57%	75%	28%

	As of March 31,
	2019	2018

Accounts receivable of above customers	$2,354,886	$300,785

The following table sets forth the concentration of suppliers:

	Successor			Predecessor
	Year ended March 31, 2019	Year ended March 31, 2018	Period January 11, 2017 through March 31, 2017	Period April 1, 2016 through January 10, 2017

Percentage of the Company’s purchases
Supplier A	10%	36%	79%	57%
Supplier B	54%	24%	21%	21%
Supplier C	35%	21%	-	-
Supplier D	-	15%	-	-
	99%	96%	100%	78%

	As of March 31,
	2019	2018

Accounts payable of above suppliers	$136,515	$186,505